Fees Summary	Mar. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,830,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,909.92
Total Offset Amount	0.00
Net Fee	1,909.92
Narrative - Max Aggregate Offering Price	$ 13,830,000.00
Final Prospectus	true